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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington,  DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21571

ROGÉ PARTNERS FUNDS

(Exact name of registrant as specified in charter)

630 Johnson Avenue,  Suite 103 Bohemia,  New York 11716

                                                                              (Address of principal executive offices)

                                                                         (Zip code)

Emile R. Molineaux,  General Counsel

Gemini Fund Services,  LLC

450 Wireless Boulevard

Hauppauge,  New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number,  including area code: (631) 218-0077

Date of fiscal year end:  June 30th

Date of reporting period:  July 1,  2008 - June 30,  2009

Form N-PX is to be used by a registered management investment company,  other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter),  to file reports with the Commission,  not later than August 31 of each year,  containing the registrant's proxy voting record for the most recent twelve-month period ended June 30,  pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory,  disclosure review,  inspection,  and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX,  and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission,  450 Fifth Street,  NW,  Washington,  DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30,  2008 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g.,  for or against proposal,  or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

ROGÉ PARTNERS FUNDS								Exhibit A
Investment Company Act File Number: 811-21571
After reviewing material, we have concluded that the proposals were in the shareholders best interest. If there are any exceptions, Steve Roge will give specific reasons for those exceptions.
PROXY VOTING LOGS July 2008 - June 2009
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
DG Fastchannel Inc.	DGIT	23326R109	9/24/2008	Proposal #1 Approve the issuance of shares of DG Fastchannel commons stock in connection with the merger	Issuer	For	For	With Management
				#2 Adjourn the special meeting if necessary or appropriate for the purpose of soliciting additional proxies.	Issuer	For	For	With Management

Matthew 25 Fund Class A	MXXVX	577119100	10/16/2008	Proposal #1 Approve Nominees of Appt: Buck, Cinelli, Clement, berger, Mulholland, Satell	Issuer	For	For	With Management
				#2 Ratify the selection of Sanville & Company as the funds independent public accountants	Issuer	For	For	With Management

The Prudent Bear Fund	BEARX	744294109	12/3/2008	Proposal #1 Approve or disapprove agreement and plan of reorganization pursuant to which Federated Prudent Bear Fund	Issuer	For	For	With Management
				a portfolio of federated equity funds would acquire all of the assets and stated liabilities of prudent bear fund.	Issuer	For	For	With Management

New River Small Cap fund	NRSVX	64846m303	12/28/2008	Proposal #1 Approve new and final investment management agreement between the fund and new river advisers	Issuer	For	For	With Management
				#2 Approve a new and final investment sub-advisory agreement between new river advisers and souternsun asset management	Issuer	For	For	With Management
				#3 Agreement & Plan of reorganization that provides: transfer of all assets and liabilities of fund in exchange for investor	Issuer	For	For	With Management
				class shares of the southernsun small cap fund	Issuer	For	For	With Management

The Walt Disney Co.	DIS	254687106	3/10/2009	Proposal #1 Approve Nominees of Appt:	Issuer	For	For	With Management
				#2 Ratify the appointment of Price waterhousCoopers as public accountants for 2009	Issuer	For	For	With Management
				#3 Approve the restated 2005 stock incentive plan	Issuer	For	For	With Management
				#4 Approve the restated 2002 executive performance plan	Issuer	For	For	With Management
				#5 Approve the shareholder proposal relating to political contributions	Issuer	Against	Against	With Management
				#6 Approve the shareholder proposal relating to death benefit payments	Issuer	Against	Against	With Management
				#7 Approve the advisory vote on executive compensation.	Issuer	Against	Against	With Management

The Coca-Cola Company	KO	191216100	4/22/2009	Proposal #1-14. Election of Directors: Allen, Allen, Black, Diller, Herman, Kent, Keough, Lagomasino, Mchenry, Nunn,	Issuer	For	For	With Management
				Robinson, Ueberroth, Wallenberg, Williams	Issuer	For	For	With Management
				Proposal #15. Ratification of the appointment of Ernst & Young LLP as Independent Auditors	Issuer	For	For	With Management
				#16. Shareowner Proposal regarding an Advisory Vote on Executive Compensation	Issuer	Against	Against	With Management
				#17. Shareowner Proposal regarding an independent Board Chair	Issuer	Against	Against	With Management
				#18. Shareowner Proposal regarding a Board Committee on Human Rights	Issuer	Against	Against	With Management
				#19. Sharowner Proposal regarding Restricted Stock	Issuer	Against	Against	With Management

Berkshire Hathaway Inc.	BRKB	84670207	5/2/2009	Proposal #1. Appointment of Nominees: Buffett, Munger, Buffett, Decker, Gates, Gotttesman, Guyman	Issuer	For	For	With Management
				Keough, Murphy, Olson, Scott Jr	Issuer	For	For	With Management
				#2, Approve shareholder proposal with respect to the production of a sustainability report	Issuer	Against	Against	With Management

Johnson & Johnson Inc.	JNJ	478160104	4/23/2009	Proposal #1. Appointment of Nominees: Coleman, Cullen, Johns, Langbo, Lindquist, Mullin, Perez, Prince	Issuer	For	For	With Management
				, Satcher, Weldon	Issuer	For	For	With Management
				#2. Ratification of appointment of PricewaterhouseCoopers LLP as reg. public accounting firm.	Issuer	For	For	With Management
				#3. Advisory Vote on Executive Compensation Policies and Disclosure	Issuer	Against	Against	With Management

Pfizer Inc.	PFE	717081103	4/23/2009	Proposal#1 Appointment of Nominees: Ausielo, Brown, Burns, Burt, Cornwell, Gray, Horner, Kilts, Kindler, Lorch	Issuer	For	For	With Management
				Mead, Johnson, Sanger, Steere.	Issuer	For	For	With Management
				#2. Ratify the selection of KPMG LLP as Independent Registered Public Accounting firm for 2009.	Issuer	For	For	With Management
				#3. Approve Pfizer Inc. 2004 stock Plan	Issuer	For	For	With Management
				#4. Shareholder Proposal regarding Stock Options	Issuer	Against	Against	With Management
				#5. Shareholder proposal regarding advisory vote on executive compensation.	Issuer	Against	Against	With Management
				#6. Shareholder proposal regarding cumulative voting.	Issuer	Against	Against	With Management
				#7. Shareholder proposal regarding special shareholder meetings.	Issuer	Against	Against	With Management

Nestle S.A.	NSRGY	641069406	4/23/2009	Proposal #1A Approval of the 2008 Annual Report, Financial statements and Consolidated statements	Issuer	For	For	With Management
				#1B. Acceptance of the 2008 compensation report.	Issuer	For	For	With Management
				#2. Release of the members of the board of directors and of the management.	Issuer	For	For	With Management
				#3. Appropriation of profits resulting from the balance sheet of Nestle.	Issuer	For	For	With Management
				#4A1. Re-Election to the board of directors and of the management.	Issuer	For	For	With Management
				#4A2. Re-Election to the board of directors: Ms. Carolina Muller-Mohl	Issuer	For	For	With Management
				#4B. Election of the statutory auditors KPMG S.A. Geneva Branch for the term of one year	Issuer	For	For	With Management
				#5. Capital reduction by the cancellation of shares.	Issuer	For	For	With Management
				#6. Mark the box to the right if we wish to give a proxy to independent representative, Mr. Jean-Ludovic Hartman	Issuer	Abstain	Abstain	No recommendation

Philip Morris International Inc.	PM	718172109	5/5/2009	Proposal #1A - 1I, Election of Directors: Brown, Cabiallavetta, Camilleri, Fishburn, MacKay, Marchionne, Noto	Issuer	For	For	With Management
				Helu, and Wolf	Issuer	For	For	With Management
				#2, Ratification of the selection of indepenedent auditors	Issuer	For	For	With Management
				#3 Approval of eligibility, business criteria for awards and award limits under the pmi 2008 performance incentive pl	Issuer	For	For	With Management

Plum Creek Timber Inc.	PCL	729251108	5/6/2009	Proposal #1A -1H, Appointment of Nominees:Holley, Josephs, McDonald, McLeod, Morgan, scully, Tobias, White	Issuer	For	For	With Management
				#2, Amend Certificate of incorporation to eliminate requirement of a pluarlity vote in director elections	Issuer	For	For	With Management
				#3, Proposal to amend certificate of incorporation to increase ownership limit from 5% to 9.8% per holder	Issuer	For	For	With Management
				#4, Ratify Appointment of Enst & Young as independent auditors for 2009	Issuer	For	For	With Management
				#5, Proposal relating to advisory vote on executive compensation	Issuer	Against	Against	With Management

Molson Coors Brewing Co.	TAP	60871r209	5/13/2009	Proposal #1 Appointment of Nominees: Cleghorn, Herington, O'Brien,	Issuer	For	For	With Management

Leucadia National Corp.	LUK	527288104	5/11/2009	Proposal #1 Appointment of Nominees: Cumming, Dougan, Hirschfield, James Jordan, Keil, Nichols, Sorkin, Steinberg	Issuer	For	For	With Management
				#2 Approve certain amendments to the company's 1999 stock option plan.	Issuer	For	For	With Management
				#3 Ratify the selection of pricewaterhousecoopers LLP for 2009 indepenedent accountants	Issuer	For	For	With Management

McDonalds Corp.	MCD	580135101	5/27/2009	Proposal #1A - 1D, Appointment of Nominees: Eckert, Hernandez, Jackson, Mckenna	Issuer	For	For	With Management
				#2 - Appointment of an independent reg. public accounting firm as ind. Auditors for 2009	Issuer	For	For	With Management
				#3 - Approval of performance goals for certain qualified performance based awards	Issuer	For	For	With Management
				#4 - Approval of McDonalds Corp. 2009 cash incentive plan	Issuer	For	For	With Management
				#5. - Shareholder proposal relating to shareholder vote on executive compensation	Issuer	Against	Against	With Management
				#6 - Shareholder proposal relating to the use of cage - free eggs	Issuer	Against	Against	With Management

Wal-Mart Stores	WMT	931142103	6/5/2009	Proposal #1 Appointment of Nominees: Alvarez, Breyer, Burns, Cash, Corbett, Daft, Duke, Penner, Questrom, Scott, Sorenson,	Issuer	For	For	With Management
				Sorenson, Walton, WaltoinS., Williamns, Wolf	Issuer	For	For	With Management
				#2, Ratification of Ernst & Young LLP as independent accountants	Issuer	For	For	With Management
				#3, Gender identity non-discrimination policy	Issuer	Against	Against	With Management
				#4, Pay for Superior Performance	Issuer	Against	Against	With Management
				#5, Advisory Vote on Executive Compensation	Issuer	Against	Against	With Management
				#6, Political Contributions report	Issuer	Against	Against	With Management
				#7 Special Shareowner Meetings	Issuer	Against	Against	With Management
				#8 Incentive Compensation to be Stock Options	Issuer	Against	Against	With Management

Winthrop Realty Trust	FUR	976391300	5/21/2009	Proposal #1 Appointment of Nominees: Ashner, Baasberg, Goldberg, McWilliams, Seidler, Tiffany, Zalkind	Issuer	For	For	With Management
				#2 Amend Section 1.3 of the declaration of Trust to clarify the purpose of the trust	Issuer	For	For	With Management
				#3 Amend section 3.3 of the declaration of trust to modify the indemnification rights of trustees, officers, and employees	Issuer	For	For	With Management
				#4 Amend section 4.1 of the declaration of trust to more clearly set forth the rights of the trust to issue shares of bene interest	Issuer	For	For	With Management
				#5 Amend section 7.1 of the declaration of trust to modify the timing of the trust's annual meeting	Issuer	For	For	With Management
				#6 Amend article VIII of the declaration of trust to modify, among other things, the voting requirement for election of trustees	Issuer	For	For	With Management
				#7 Approval to amend section 10.1 of the declaration of trust to permit certain amendments to the declaration of trust	Issuer	For	For	With Management
				to be made without consent	Issuer	For	For	With Management
				#8 Amend article XI of the declaration of trust to correct inconsistencies set forth therin and to clarify rights of trust	Issuer	For	For	With Management
				#9 Approval of the selection of price waterhousecoopers LLP as independent registered public accounting firm	Issuer	For	For	With Management
				for the 2009 fiscal year	Issuer	For	For	With Management

Martin Marietta Materials	MLM	573284106	5/27/2009	Proposal #1 Appointment of Nominees: Maffucci, McDonald, menaker, and Vinroot	Issuer	For	For	With Management
				#2 Ratification of selection of Ernst & Young LLP as independent auditiors	Issuer	For	For	With Management

Vanguard Primecap Core fund	VPCCX	921921508	7/2/2009	Proposal #1 Appointment of Nominees: Brennan, Ellis, Fullwood, Gupta, Gutmann, Heffernan Heisen,	Issuer	For	For	With Management
				McNabb, Perfold, Rankin, Volanakis	Issuer	For	For	With Management
				#2A - Approve updating and standardizing the funds fundamental policies regarding purchasing and selling real estate	Issuer	For	For	With Management
				#2B -Approve updating : issuing senior securities.	Issuer	For	For	With Management
				#2C- Approve updating: Borrowing money.	Issuer	For	For	With Management
				#2D - Approve updating: Making Loans	Issuer	For	For	With Management
				#2E - Approve updating: Purchasing and selling commodities.	Issuer	For	For	With Management
				#2F - Approve updating: Cocentrating investments in a particular industry or group of industries	Issuer	For	For	With Management
				#2 G - Approve updating : Elimination of outdated fundamental policies not required by law.	Issuer	For	For	With Management
				#3 - Shareholder proposal that the board institute procedures to prevent holding investments in companies that	Issuer	Against	Against	With Management
				contribute to genocide or crimes against humanity.	Issuer	Against	Against	With Management

ROGÉ PARTNERS FUNDS- Roge Select Opportunities Fund								Exhibit A
Investment Company Act File Number: 811-21571

After reviewing material, we have concluded that the proposals were in the shareholders best interest. If there are any exceptions, Steve Roge will give specific reasons for those exceptions.
PROXY VOTING LOGS July 2008 - June 2009
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
Timberline Resources Corporation	TLR	887133106	8/22/2008	Proposal #1 Appointment of Nominees Hardy, Swallow, Dircksen, Klepfer, Thornsberry, Guill, moore	Issuer	For	For	With Mgmt
				#2 Ratifiacaiton of the appointment of independent registered public accounting firm	Issuer	For	For	With Mgmt
				#3 Approval of SMD purchase	Issuer	For	For	With Mgmt
				#4 Approval of the financing and share authorization	Issuer	For	For	With Mgmt
				#5 Approval of the awards increase	Issuer	For	For	With Mgmt
				#6 Approval of the reincorporation of the company into Delaware	Issuer	For	For	With Mgmt

Team Inc.	TISI	878155100	9/25/2008	Proposal #1 Appointment of Nominees-Waters, Hawk	Issuer	For	For	With Mgmt
				#2 Approval of the material terms of performance goals that may apply to awards under the first amended and restated team	Issuer	For	For	With Mgmt

The J.M. Smucker Company	SJM	832696405	10/16/2008	Proposal #1 Approval of the issucance of Smicker commone shares in a merger of the coffee business of P&G	Issuer	For	For	With Mgmt
				#2 Adoption of amended articles of incorporation of Smucker	Issuer	For	For	With Mgmt
				#3 Approval of adjournments or postponements of the special meeting	Issuer	For	For	With Mgmt
For
Cintas Corporation	CTAS	172908105	10/14/2008	Proposal #1 Appointment of Nominees: Adolph, Carter, Dirvin, Farmer, Farmer, Hergenhan, Kohlhepp, Phillips, Tysoe	Issuer	For	For	With Mgmt
				#2 Ratify Ernst & Young LLP as public accounting firm for fiscal 2009	Issuer	For	For	With Mgmt
				#3 North Carolina equity investment fund proposal to require that the chairman of the board of dir. Be an independent director	Issuer	Against	Against	With Mgmt
				#4 Request the board of directors to adopt a policy	Issuer	Against	Against	With Mgmt

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940,  the registrant has duly caused this report to be signed on its behalf by the undersigned,  thereunto duly authorized.

(Registrant)

ROGÉ PARTNERS FUNDS

By (Signature and Title)*           /s/ Steven Rogé

            Steven Rogé - President

Date July 27,  2009

* Print the name and title of each signing officer under his or her signature.